Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 161,008	$ 139,854	$ 244,241	$ 126,146
Restricted cash – current	21,386	36,429	22,326	10,145
Restricted cash – long-term	71,626	30,159	72,868	106,882
Total	$ 254,020	206,442	339,435	$ 243,173
Restricted cash		$ 66,600	$ 95,200
Skaugen Gulf Petchem Carriers B.S.C.
Restricted Cash and Cash Equivalents Items [Line Items]
Ownership interest acquired (as a percentage)	100.00%
Value of assets acquired	$ 13,200
I.M. Skaugen SE | Skaugen Gulf Petchem Carriers B.S.C.
Restricted Cash and Cash Equivalents Items [Line Items]
Ownership interest acquired (as a percentage)	35.00%
Accounts receivable outstanding	$ 4,600
The Oil & Gas Holding Company B.S.C. | Skaugen Gulf Petchem Carriers B.S.C.
Restricted Cash and Cash Equivalents Items [Line Items]
Ownership interest acquired (as a percentage)	35.00%
Suffun Bahrain W.L.L. | Skaugen Gulf Petchem Carriers B.S.C.
Restricted Cash and Cash Equivalents Items [Line Items]
Ownership interest acquired (as a percentage)	30.00%